SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2023, 2024 and 2025 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2022	172,000	3.96	2.69	8,305
Exercise	—	—	—	—
Balance as of December 31, 2023	172,000	3.96	1.68	7,157
Exercise	(158,000)	3.29	—	—
Balance as of December 31, 2024	14,000	3.29	0.68	296
Exercise	—	—	—	—
Balance as of December 31, 2025	14,000	3.29	0.35	310

Vested as of December 31, 2025	14,000	3.29	0.35	310
Vested and exercisable as of December 31, 2025	14,000	3.29	0.35	310

Summary of restricted shares

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of December 31, 2022	6,814,460	72.38
Granted	20,800,000	68.87
Vested	(10,671,778)	70.00
Unvested as of December 31, 2023	16,942,682	69.57
Vested	(7,969,288)	70.21
Forfeited	(130,212)	70.60
Unvested as of December 31, 2024	8,843,182	68.63
Vested	(3,768,928)	69.98
Unvested as of December 31, 2025	5,074,254	67.62

Schedule of total share-based compensation expense of continuing operations

The total share-based compensation expense recognised/ (reversal) of continuing operations for the year ended December 31, 2023, 2024 and 2025 was recorded in the respective items (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Costs of revenues	1,734	(8,389)	—
Selling expenses	28,439	(3,010)	—
General and administrative expenses	825,688	377,977	225,727
Research and development expenses	6,781	(826)	—
Total	862,642	365,752	225,727

Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of share option activities under the Jiangxi Jinko 2022 Plan for the years ended December 31, 2023,2024 and 2025 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(RMB/share)	(in years)	(RMB)
Balance as of December 31, 2022	32,149,900	8.81	2.89	187,755
Exercise	(5,193,983)	8.72	—	—
Forfeited	(7,576,422)	8.72	—	—
Balance as of December 31, 2023	19,379,495	8.72	2.28	2,713
Forfeited	(12,499,517)	8.50	—	—
Balance as of December 31, 2024	6,879,978	8.50	0.79	—
Forfeited	(6,879,978)	8.50	—	—
Balance as of December 31, 2025	—	—	—	—

Vested and expected to vest as of December 31, 2025	—	—	—	—
Vested and exercisable as of December 31, 2025	—	—	—	—